Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Financial Instruments

Note 14 - Financial Instruments

The Company uses fair value measurements to record adjustments to certain financial assets and liabilities on a recurring basis. The Company may be required to record certain assets at fair value on a nonrecurring basis in specific circumstances, such as evidence of impairment. Methodologies used to determine fair value might highly be subjective and judgmental in nature; therefore, valuations may not be precise. If the Company determines that a valuation technique change is necessary, the change is assumed to have occurred at the end of the respective reporting period.

There were no assets or liabilities recorded at fair value on a nonrecurring as of June 30, 2025 and December 31,2024

The following tables present the carrying amounts and fair values of financial instruments on a non-recurring basis, by the level of valuation inputs in the fair value hierarchy, as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Cash	$247,318	$247,318	$247,318	$-	$-
Assets held for sale	385,642	384,527	384,527	-	-
Liabilities
Deferred consideration	3,131,303	3,131,303	3,131,303	-	-
Senior Secured Promissory note	10,748,408	6,063,400	-	-	6,063,400
Public warrants	6,354	6,354	6,354	-	-
Private placement warrants	384	384	-	-	384
PIPE Warrants	4,440	4,440	-	-	4,440
Abaca Warrants	95,073	95,073			95,073
Third anniversary payment consideration	87,000	87,000	-	-	87,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

	December 31, 2024
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Cash	$2,324,647	$2,324,647	$2,324,647	$-	$-
Forward purchase agreement	4,584,221	4,584,221	4,584,221	-	-
Loans	360,552	359,505	-	-	359,505
Liabilities
Deferred consideration	3,016,343	3,016,343	3,016,343	-	-
Senior Secured Promissory note	11,004,173	10,221,652	-	-	10,221,652
Public warrants	246,445	246,445	246,445	-	-
Private placement warrants	9,632	9,632	-	-	9,632
PIPE Warrants	79,512	79,512	-	-	79,512
Abaca Warrants	1,024,900	1,024,900	-	-	1,024,900
Third anniversary payment consideration	322,000	322,000	-	-	322,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

The change in the liability measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table:

	For the Six Months Ended June 30, 2025
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2025	$79,512	$1,024,900	$9,632	$322,000	$7,309,580
Fair value adjustment	(75,072)	(929,827)	(9,248)	(235,000)	-
Balance, June 30, 2025	$4,440	$95,073	$384	$87,000	$7,309,580

	For the Year ended December 31, 2024
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2024	$273,124	$3,384,085	$25,070	$810,000	$7,309,580
Fair value adjustment	(193,612)	(2,359,185)	(15,438)	(488,000)	-
Balance, December 31, 2024	$79,512	1,024,900	9,632	$322,000	$7,309,580

As of June 30, 2025 and on December 31, 2024, the fair market of the private placement warrants, PIPE warrants, and Abaca warrants were based on Black-Scholes Merton option pricing model. As of June 30, 2025, the fair market value of the Abaca third anniversary payment consideration was determined using a Monte Carlo Simulation. The valuation was performed by the Company as of June 30, 2025, and by a third-party prior for prior periods.

During the three and six months ended June 30, 2025, and June 30, 2024, there were no changes in the classification of financial instruments within Level 2 and Level 3 of the fair value hierarchy.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, public warrants, third anniversary payment consideration and Abaca warrants as of their measurement dates:

	June 30, 2025			December 31, 2024
	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants
Exercise price	$100.00	230.00	-	40.00	$100.00	230.00	-	40.00
Share Price	$2.17	$2.17	$2.17	$2.17	$9.00	$9.00	$9.00	$9.00
Expected term (years)	2.3	2.3	0.3	3.3	2.74	2.74	0.76	3.84
Volatility	113.3%	113.3%	82.8%	104.3%	103.00%	103.00%	103.00%	103.00%
Risk-free rate	3.7%	3.7%	3.7%	3.7%	4.26%	4.26%	4.26%	4.33%

The forward purchase derivative liability fair value, as of June 30, 2025, and December 31, 2024, was based upon the additional consideration payment of $40 per share and 183,369 shares due the holders. The reset price is $25 per share and there is a remote chance that the Company’s stock will be higher than such price.

Note 17. Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy ranks the inputs used in measuring fair value as follows:

○	Level 1 - Observable, unadjusted quoted prices in active markets
○	Level 2 - Inputs other than quoted prices included in Level 1 that are directly or indirectly observable for the asset or liability
○	Level 3 - Unobservable inputs with little or no market activity that require the Company to use reasonable inputs and assumptions

The Company uses fair value measurements to record adjustments to certain financial assets and liabilities on a recurring basis. The Company may be required to record certain assets at fair value on a nonrecurring basis in specific circumstances, such as evidence of impairment. Methodologies used to determine fair value might be highly subjective and judgmental in nature; therefore, valuations may not be precise. If the Company determines that a valuation technique change is necessary, the change is assumed to have occurred at the end of the respective reporting period.

Assets and Liabilities Reported at Fair Value on a Recurring Basis

Public Warrants:

Public warrants are recorded at fair value on a recurring basis. The Company obtains exchange traded price, of Level 1 inputs, based on observable data to value these warrants.

Private Placement Warrants:

Private Placement Warrants are recorded at fair value on a recurring basis based upon an internal Company assessed value of these derivatives with Level 3 inputs, which are derived from the Black-Scholes model.

PIPE Warrants:

PIPE Warrants are recorded at fair value on a recurring basis based upon an internal Company assessed value of these derivatives with Level 3 inputs, which are derived from the Black-Scholes model.

Abaca Warrants:

Abaca Warrants are recorded at fair value on a recurring basis. The Company assessed the value of these derivatives with Level 3 inputs. Level 3 inputs, based on unobservable data derived from the Black-Scholes model.

Third anniversary payment consideration:

Third anniversary payment consideration are recorded at fair value on a recurring basis. The Company values these derivatives based on third party reports for Level 3 inputs. Level 3 inputs are based on unobservable data The Company values these derivatives based on third party reports for Level 3 inputs. Level 3 inputs are based on unobservable data derived from the Monte Carlo Simulation model for 2024 and for 2023 the Black Scholes-Merton model.

Forward purchase option derivatives:

Forward purchase option derivatives are recorded at fair value on a recurring basis. In 2022, the Company values these derivatives based on third party reports for Level 3 inputs. In 2023 and 2024, no significant risk factors, such as volatility, expected term, reset price, or changes, were observed to affect the values of forward purchase option derivatives.

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy on December 31, 2024 and December 31, 2023:

	December 31, 2024			December 31, 2023
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)
Description
Liabilities:
PIPE warrants	$79,512	$-	$79,512	$273,124	$-	$273,124
Public warrants	246,445	246,445	-	481,850	481,850	-
Private placement warrants	9,632	-	9,632	25,070	-	25,070
Abaca warrant	1,024,900	-	1,024,900	3,384,085	-	3,384,085
Forward purchase derivative liability	7,309,580	-	7,309,580	7,309,580	-	7,309,580
Third anniversary payment consideration	322,000	-	322,000	810,000	-	810,000

Assets Measured at Fair Value on a Nonrecurring Basis

Assets that are measured at fair value on a nonrecurring basis primarily comprises of property, plant and equipment, right-to-use assets, finite lived intangible assets and goodwill. The Company does not record these at fair value on a recurring basis, however, the carrying value of the assets may be reduced to fair value when the Company determines that impairment has occurred.

As of December 31, 2024, each of the Company’s finite-lived intangible assets were measured at fair value on a nonrecurring basis as part of the annual impairment testing. To assess the fair value, the Company utilized the Discounted Cash Flow (DCF) Method and the Guideline Public Company (GPC) Method, incorporating an equally weighted enterprise value derived from both methods. In contrast, as of December 31, 2023, the Company’s developed technology assets were measured at fair value on a nonrecurring basis using the Relief from Royalty Method for the annual impairment test, providing an accurate reflection of market conditions and asset performance. (Refer to note 4 - Goodwill and Finite-lived intangible assets).

The following table presents the carrying amounts and fair values of financial instruments measured on a nonrecurring basis, by the level of valuation inputs in the fair value hierarchy, as of December 31, 2024, and December 31, 2023:

As on December 31, 2024
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Market related intangible assets	-	-	-	-	-
Customer relationships	-	-	-	-	-
Developed technology	-	-	-	-	-

	As on December 31, 2023
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Developed Technology	$3,599,754	$3,599,754	-	-	$3,599,754

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the finite lived intangible assets as of their measurement dates:

As on December 31, 2024	Factor
Discount rate	15.00%
Risk-free Rate	4.90%
Tax rate	26.00%

As on December 31, 2023	Developed technology
Royalty rate	6.50%
Discount rate	14.25%
Estimated useful life	5.87 years
Tax rate	25%

Fair Value of Financial Instruments

The Company uses various methodologies and assumptions to estimate the fair value of certain financial instruments. With the exceptions of loans receivable, warrants and forward purchase option derivatives, the Company considers the carrying amounts of its financial instruments (cash, accounts receivable and accounts payable) in the balance sheet to approximate fair value because of the short-term or highly liquid nature of these financial instruments.

The following tables present the carrying amounts and fair values of financial instruments, by the level of valuation inputs in the fair value hierarchy, as of the dates indicated:

	As on December 31, 2024
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$2,324,647	$2,324,647	$2,324,647	$-	$-
Forward purchase receivables	4,584,221	4,584,221	4,584,221	-	-
Loans	360,552	359,505	-	-	359,505
Liabilities
Deferred consideration	3,016,343	3,016,343	3,016,343	-	-
Senior Secured Promissory note	11,004,173	10,221,652	-	-	10,221,652
Public warrants	246,445	246,445	246,445	-	-
Private placement warrants	9,632	9,632	-	-	9,632
PIPE Warrants	79,512	79,512	-	-	79,512
Abaca Warrants	1,024,900	1,024,900	-	-	1,024,900
Third anniversary payment consideration	322,000	322,000	-	-	322,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

	As on December 31, 2023
	Carrying amount	Fair value	Fair value measurement using
			Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$4,888,769	$4,888,769	$4,888,769	$-	$-
Forward purchase receivables	4,584,221	4,584,221	4,584,221	-	-
Loans	330,579	363,561	-	-	363,561
Liabilities
Deferred consideration	2,889,792	2,889,792	2,889,792	-	-
Senior secured promissory note	14,011,166	12,750,204	-	-	12,750,204
Public warrants	481,850	481,850	481,850	-	-
Private placement warrants	25,070	25,070	-	-	25,070
PIPE warrants	273,124	273,124	-	-	273,124
Abaca warrants	3,384,085	3,384,085	-	-	3,384,085
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580
Third anniversary payment consideration	810,000	810,000	-	-	810,000

The change in the assets measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table:

	For the Year ended December 31, 2024
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance at the beginning of the period	$273,124	$3,384,085	$25,070	$810,000	$7,309,580
Fair value adjustment	(193,612)	(2,359,185)	(15,438)	(488,000)	-
Balance at the end of the period	$79,512	$1,024,900	$9,632	$322,000	$7,309,580

	For the Year ended December 31, 2023
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance at the beginning of the period	$286,300	$-	$19,110	$-	$7,309,580
Issued to Abaca shareholders	-	1,643,699	-	430,000	-
Fair value adjustment	(13,176)	1,740,386	5,960	380,000	-
Balance at the end of the period	$273,124	$3,384,085	$25,070	$810,000	$7,309,580

As of December 31, 2024 and on December 31, 2023, the valuation of Private Placement Warrants, PIPE warrants, and Abaca warrants was carried out using the Black-Scholes model, while the fair value of the Abaca third anniversary payment consideration was determined using the Black Scholes Merton Option pricing model. As of December 31, 2024 and December 31, 2023, these warrants were valued using Level 3 inputs.

As of December 31, 2024, the Company assessed the fair value of its Forward Purchase Agreement (FPA) derivative utilizing a Monte Carlo Simulation within a risk-neutral setting, which is a particular instance of the Income Approach, based on calculations from December 31, 2022 and December 31, 2023. Throughout the periods ended December 31, of 2023 and 2024, there were no notable alterations in risk factors such as volatility, expected term and reset price that would impact the valuation of the FPA derivative. Consequently, management retained the December 31, 2022, valuation for December 31, 2023 and December 31, 2024. The Company will continue to monitor the fair value of the forward option derivative each reporting period with subsequent revisions to be recorded in the Statements of Operations.

During the fiscal years 2023 and 2024, there were no changes in the classification of financial instruments within Level 2 and Level 3 of the fair value hierarchy.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants and public warrants as of their measurement dates:

		December 31, 2024			December 31, 2023
	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants
Exercise price	$100.00	$230.00	$-	$40.00	$100.00	$230.00	$-	$40.00
Share Price	$9.00	$9.00	$9.00	$9.00	$28.40	$28.40	$28.40	$28.40
Expected term (years)	2.74	2.74	0.76	3.84	3.74	3.74	1.76	4.84
Volatility	103.00%	103.00%	103.00%	103.00%	62.95%	62.95%	62.95%	62.95%
Risk-free rate	4.26%	4.26%	4.26%	4.33%	4.25%	4.25%	4.25%	4.25%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the forward purchase derivatives as of their measurement dates on December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Reset Price	$25.00	$25.00
Expected term (years)	0.74	1.74
Additional Maturity Consideration per share	$40.00	$40.00
Volatility	46%	46%
Risk-free rate	4.2%	4.2%
Risk-adjusted discount rate	13.4%	13.4%